financial instruments - Activity related to allowance for doubtful accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of activity related to allowance for doubtful accounts
Accounts written off during the period that were still subject to enforcement activity	$ 148	$ 110
Customer accounts receivable
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(2,658)
Balance, end of period	(3,113)	(2,658)
Customer accounts receivable | Allowance for doubtful accounts
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	110	140
Additions (doubtful accounts expense)	82	42
Accounts written off less than recoveries	(89)	(77)
Other	6	5
Balance, end of period	$ 109	$ 110